Net Loss per Share - Reconciliation of Weighted Average Number of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Basic and diluted weighted average number of shares outstanding	113,026,424	105,671,839
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	5,752,833	7,950,802
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	3,812,242	5,476,790
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	1,939,918	2,473,665
Deferred share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	673	347